Total Capital and Net Income Per Common Unit - Summary Net (Loss) Income Per Common Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earning Per Share [Line Items]
Limited partners' interest in net (loss) income	$ (147,141)	$ (339,501)	$ (12,952)
Net gain on repurchase of Series C-1 and Series D Preferred Units		19,971
Limited partners' interest in net (loss) income for basic net (loss) income per common unit	(147,141)	(320,749)	(31,326)
Limited partners' interest in diluted net (loss) income	$ (147,141)	$ (335,093)	$ (31,326)
Weighted average number of common units (in units)	410,261,239	220,755,937	124,747,207
Common units and common unit equivalents (in units)	410,261,239	229,940,120	124,747,207
Limited partner's interest in net (loss) income per common unit
- basic (USD per unit)	$ (0.36)	$ (1.45)	$ (0.25)
- diluted (USD per unit)	$ (0.36)	$ (1.46)	$ (0.25)
Series C-1 Preferred Units
Earning Per Share [Line Items]
Dilutive effect of Series C-1 Preferred Units and unit based compensation (in shares)	0	9,184,183	0
Limited Partner
Earning Per Share [Line Items]
Preferred units - periodic accretion	$ 0	$ (2,380)	$ (1,644)
Net gain on repurchase of Series C-1 and Series D Preferred Units	0	19,637	0
Gain on modification of warrants	0	1,495	0
Limited partners' interest in net (loss) income for basic net (loss) income per common unit	(147,141)	(320,749)	(31,326)
Limited Partner | Series C Preferred Units
Earning Per Share [Line Items]
Additional consideration for induced conversion of Series C Preferred Units	0	0	(36,961)
Deemed contribution on exchange of Series C Preferred Units	0	0	20,231
Limited Partner | Series C-1 Preferred Units
Earning Per Share [Line Items]
Net gain on repurchase of Series C-1 and Series D Preferred Units	0	(26,994)	0
Series C-1 Preferred Units - cash distributions	$ 0	$ 12,650	$ 0